Income Taxes - Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss from continuing operations before income taxes	$ (118)	$ (105)	$ (93)
Expected tax benefit at U.K. statutory rate of 19%	(23)	(20)	(18)
Non-U.K. tax rate differentials	(14)	(10)	(9)
Other tax effects, including nondeductible expenses	3	2	2
Effect of tax rate changes	0	(9)	(6)
Change in valuation allowance	96	6	43
Other	1	0	0
Total income tax (benefit) expense	$ 63	$ (31)	$ 12